Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
September 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.42%♦
Communication Services — 9.13%
AT&T	458,763	$ 12,391,189
Comcast Class A	295,592	16,532,460
Verizon Communications	298,106	16,100,705
		45,024,354
Consumer Discretionary — 4.10%
Dollar Tree †	10,523	1,007,262
Lowe's	29,531	5,990,659
TJX	200,580	13,234,268
		20,232,189
Consumer Staples — 7.40%
Altria Group	152,280	6,931,786
Archer-Daniels-Midland	59,183	3,551,572
Herbalife Nutrition †	55,748	2,362,600
Mondelez International Class A	115,578	6,724,328
Philip Morris International	178,175	16,889,208
		36,459,494
Energy — 6.64%
ConocoPhillips	252,116	17,085,901
Exxon Mobil	266,048	15,648,944
		32,734,845
Financials — 18.76%
Allstate	105,328	13,409,308
American Financial Group	9,053	1,139,139
American International Group	227,636	12,494,940
Discover Financial Services	24,986	3,069,530
First American Financial	239,097	16,031,454
MetLife	182,200	11,247,206
Old Republic International	312,811	7,235,318
OneMain Holdings	89,746	4,965,646
Synchrony Financial	204,436	9,992,832
Truist Financial	219,630	12,881,300
		92,466,673
Healthcare — 21.75%
AbbVie	71,413	7,703,320
AmerisourceBergen	46,400	5,542,480
Bristol-Myers Squibb	242,475	14,347,246
Cardinal Health	88,833	4,393,680
Cigna	47,640	9,535,622
CVS Health	101,535	8,616,260
Gilead Sciences	92,648	6,471,463
Johnson & Johnson	132,848	21,454,952
Merck & Co.	181,405	13,625,330
Pfizer	89,818	3,863,072
Viatris	858,548	11,633,326
		107,186,751
Industrials — 10.34%
Caterpillar	9,353	1,795,496
	Number of shares	Value (US $)
Common Stock♦ (continued)
Industrials (continued)
Emerson Electric	66,561	$ 6,270,046
Honeywell International	41,469	8,803,039
Northrop Grumman	46,349	16,692,592
Raytheon Technologies	202,278	17,387,817
		50,948,990
Information Technology — 16.40%
Broadcom	34,133	16,552,116
Cisco Systems	327,716	17,837,582
Cognizant Technology Solutions Class A	189,809	14,085,726
HP	157,911	4,320,445
Motorola Solutions	80,950	18,806,304
Oracle	88,659	7,724,858
Western Union	74,082	1,497,938
		80,824,969
Materials — 3.66%
DuPont de Nemours	198,718	13,510,837
Newmont	83,848	4,552,946
		18,063,783
Real Estate — 0.81%
Equity Commonwealth †	64,812	1,683,816
Equity Residential	28,442	2,301,526
		3,985,342
Utilities — 0.43%
NRG Energy	51,304	2,094,742
		2,094,742
Total Common Stock (cost $424,409,027)		490,022,132

Short-Term Investments — 0.41%
Money Market Mutual Funds — 0.41%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	508,561	508,561
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	508,561	508,561
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	508,561	508,561
NQ-FL2 [9/21] 11/21 (1918224)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	508,561	$ 508,561
Total Short-Term Investments (cost $2,034,244)		2,034,244

Total Value of Securities—99.83% (cost $426,443,271)		492,056,376
Receivables and Other Assets Net of Liabilities—0.17%		846,462
Net Assets Applicable to 15,651,077 Shares Outstanding—100.00%		$492,902,838
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-FL2 [9/21] 11/21 (1918224)